FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 14,021	$ 11,231
Private loans, net of allowance	9,407	8,415
Policy loans	238	234
Other invested assets, excluding derivatives and separately managed accounts	9,261	1,242
Policyholders’ account balances – excluding embedded derivative	97,420	94,411	$ 88,397
Notes payable	206	205
Payables under repurchase agreements	4,386	0
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	19,893	21,270
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Total financial liabilities	857	804
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	92,569	61,450
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Total financial liabilities	1,864	55
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	13,676	10,617
Funds withheld for reinsurance liabilities – embedded derivative	20	74
Total financial liabilities	11,396	11,024
Not recorded at fair value | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Deposit assets, included in reinsurance recoverables and deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Policyholders’ account balances – excluding embedded derivative	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Corporate and non-recourse borrowings	0	0
Notes payable	0	0
Payables under repurchase agreements	0
Not recorded at fair value | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	41	74
Policy loans	0	0
Deposit assets, included in reinsurance recoverables and deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	427	417
Policyholders’ account balances – excluding embedded derivative	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Corporate and non-recourse borrowings	0	0
Notes payable	0	0
Payables under repurchase agreements	4,435
Not recorded at fair value | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	13,979	11,343
Private loans, net of allowance	9,522	8,415
Policy loans	238	234
Deposit assets, included in reinsurance recoverables and deposit assets	4,930	5,352
Other invested assets, excluding derivatives and separately managed accounts	8,310	364
Policyholders’ account balances – excluding embedded derivative	86,295	83,782
Funds withheld for reinsurance liabilities – embedded derivative	2,918	3,083
Corporate and non-recourse borrowings	9,694	5,574
Notes payable	206	205
Payables under repurchase agreements	0
Not recorded at fair value | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	14,021	11,231
Private loans, net of allowance	9,407	8,415
Policy loans	238	234
Deposit assets, included in reinsurance recoverables and deposit assets	4,980	5,440
Other invested assets, excluding derivatives and separately managed accounts	8,636	782
Total financial assets	37,282	26,102
Policyholders’ account balances – excluding embedded derivative	86,295	83,782
Funds withheld for reinsurance liabilities – embedded derivative	2,918	3,083
Corporate and non-recourse borrowings	9,630	5,485
Notes payable	206	205
Payables under repurchase agreements	4,386
Total financial liabilities	103,435	92,555
Not recorded at fair value | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	13,979	11,343
Private loans, net of allowance	9,563	8,489
Policy loans	238	234
Deposit assets, included in reinsurance recoverables and deposit assets	4,930	5,352
Other invested assets, excluding derivatives and separately managed accounts	8,737	781
Total financial assets	37,447	26,199
Policyholders’ account balances – excluding embedded derivative	86,295	83,782
Funds withheld for reinsurance liabilities – embedded derivative	2,918	3,083
Corporate and non-recourse borrowings	9,694	5,574
Notes payable	206	205
Payables under repurchase agreements	4,435
Total financial liabilities	103,548	$ 92,644
Fair value of collateral pledged	$ 4,400
Not recorded at fair value | Fair Value | Minimum
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Repurchase agreement duration	2 months
Not recorded at fair value | Fair Value | Maximum
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Repurchase agreement duration	24 months